Information about Credit Quality Indicators (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	¥ 3,571,831	¥ 3,800,299
Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	845,572	825,478
Consumer Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	14,758	14,941
Corporate loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,771,076	2,017,692
Corporate Non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	258,050	303,640
Corporate Non-recourse loans | U.S.
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	535,737	648,933
Other Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	334,852	386,214
Other Entertainment companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	137,484	145,473
All other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	504,953	533,432
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	100,795	111,335
Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	635,731	642,827
Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	203,899	188,026
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	3,260,984	3,455,444
Performing | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	827,902	807,194
Performing | Consumer Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	14,728	14,876
Performing | Corporate loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,529,571	1,750,658
Performing | Corporate Non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	226,504	282,222
Performing | Corporate Non-recourse loans | U.S.
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	500,677	597,322
Performing | Other Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	254,363	292,607
Performing | Other Entertainment companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	113,920	115,876
Performing | All other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	434,107	462,631
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	69,273	74,650
Performing | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	618,516	624,919
Performing | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	200,994	183,147
Non-performing Loans individually evaluated for impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	281,957	312,031
Non-performing Loans individually evaluated for impairment | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	8,930	8,312
Non-performing Loans individually evaluated for impairment | Corporate loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	241,505	267,034
Non-performing Loans individually evaluated for impairment | Corporate Non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	31,546	21,418
Non-performing Loans individually evaluated for impairment | Corporate Non-recourse loans | U.S.
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	35,060	51,611
Non-performing Loans individually evaluated for impairment | Other Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	80,489	93,607
Non-performing Loans individually evaluated for impairment | Other Entertainment companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	23,564	29,597
Non-performing Loans individually evaluated for impairment | All other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	70,846	70,801
Non-performing Loans individually evaluated for impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	31,522	36,685
Non-performing 90+ days past-due Loans not individually evaluated for impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	28,890	32,824
Non-performing 90+ days past-due Loans not individually evaluated for impairment | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	8,740	9,972
Non-performing 90+ days past-due Loans not individually evaluated for impairment | Consumer Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	30	65
Non-performing 90+ days past-due Loans not individually evaluated for impairment | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	17,215	17,908
Non-performing 90+ days past-due Loans not individually evaluated for impairment | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,905	4,879
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	310,847	344,855
Nonperforming | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	17,670	18,284
Nonperforming | Consumer Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	30	65
Nonperforming | Corporate loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	241,505	267,034
Nonperforming | Corporate Non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	31,546	21,418
Nonperforming | Corporate Non-recourse loans | U.S.
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	35,060	51,611
Nonperforming | Other Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	80,489	93,607
Nonperforming | Other Entertainment companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	23,564	29,597
Nonperforming | All other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	70,846	70,801
Nonperforming | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	31,522	36,685
Nonperforming | Direct financing leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	17,215	17,908
Nonperforming | Direct financing leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	¥ 2,905	¥ 4,879